Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The SEC has adopted a rule requiring annual disclosure of
pay-versus-performance
which shows the relationship between executive compensation actually paid and the Company’s performance. The following pay versus performance disclosure is based on permitted methodology, pursuant to the SEC guidance under Item 402(v) of Regulation
S-K.

YEAR (1)	Summary Compensation Table Total for PEO (2)	Compensation Actually Paid to PEO (3)	Average Summary Compensation Table Total for non-PEO Named Executive Officers (2)	Average Compensation Actually Paid to non-PEO Named Executive Officers (4)	Total Shareholder Return (5)	Peer Group Total Shareholder Return (6)	Net Income (in millions)	Company Adjusted NBT (in millions) (7)

2024	$10,574,521	$10,397,043	$3,038,549	$2,955,006	$100.36	$110.39	$265	$335

2023	$10,567,489	$19,019,951	$3,432,237	$5,647,940	$107.17	$118.08	$374	$518

2022	$15,866,718	$14,952,360	$4,173,100	$3,818,733	$76.59	$114.50	$1,138	$1,512

2021	$19,085,967	$16,384,052	$4,444,238	$3,924,886	$105.45	$129.51	$660	$834
(1) Robert W. Martin served as the Company’s Principal Executive Officer (“PEO”) for the entirety of Fiscal Years 2021, 2022, 2023, and 2024. The Company’s other NEOs for the applicable years were as follows:

•	Fiscal Year 2024 – Colleen Zuhl, Todd Woelfer, Kenneth D. Julian, Trevor Q. Gasper, and Michele McDermott

•	Fiscal Year 2023 – Colleen Zuhl, Todd Woelfer, Kenneth D. Julian, and Trevor Q. Gasper

•	Fiscal Year 2022 – Colleen Zuhl, Todd Woelfer, Kenneth D. Julian, and Trevor Q. Gasper

•	Fiscal Year 2021 – Colleen Zuhl, Todd Woelfer, Kenneth D. Julian, and Josef Hjelmaker
(2) Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table for the applicable fiscal year in the case of our PEO, Mr. Martin; and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s NEOs other than the PEO for the applicable year.
(3) Amounts reported in this column represent the compensation actually paid, as defined by the SEC, to Mr. Martin as the Company’s PEO in the indicated fiscal years, as calculated in the table below:

PEO	2024	2023	2022	2021

Summary Compensation Table – Total Compensation (a)	$10,574,521	$10,567,489	$15,866,718	$19,085,967

- Grant Date Fair Value of Stock Awards Granted in Fiscal Year (b)	$5,657,619	$5,621,179	$7,391,246	$8,648,124

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year (c)	$6,308,962	$11,398,863	$6,057,340	$6,360,666

+ Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Year (d)	($1,141,663)	$3,077,766	($2,231,755)	$441,414

+ Fair Value of Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year (e)	$0	$0	$0	$0

+ Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year (f)	$312,842	($402,988)	$2,651,303	($855,871)

- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year (g)	$0	$0	$0	$0

= Compensation Actually Paid	$10,397,043	$19,019,951	$14,952,360	$16,384,052
(a) Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
(b) Represents the aggregate grant date fair value of the stock awards granted to Mr. Martin during the indicated fiscal year computed in accordance with FASB ASC 718.
(c) Represents the aggregate fair value as of the indicated fiscal year-end
of Mr. Martin’s outstanding and unvested stock awards granted during such fiscal year. PSU amounts were calculated based on the number of shares that would be awarded on a multi-year cycle if target ROIC and FCF objectives are met for the applicable multi-year cycle.

(d) Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards held by Mr. Martin as of the last day of the indicated fiscal year. PSU amounts were calculated based on the change in value of a target number of shares that would be achieved on a multi-year basis if target ROIC and FCF objectives are met.
(e) Represents the aggregate fair value of vesting of stock awards that were granted to Mr. Martin and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(f) Represents the aggregate change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock award held by Mr. Martin that was granted in a prior year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(g) Represents the aggregate fair value as of the last day of the prior fiscal year of Mr. Martin’s stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.
(4) Amounts reported in this column represent the compensation actually paid to the Company’s NEOs other than Mr. Martin in the indicated fiscal year, based on the average total compensation for such NEOs reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown on the table below:

OTHER NEOs AVERAGE (a)	2024	2023	2022	2021

Summary Compensation Table – Total Compensation (b)	$3,038,549	$3,432,237	$4,173,100	$4,444,238

- Grant Date Fair Value of Stock Awards Granted in Fiscal Year (c)	$1,305,140	$1,770,885	$2,031,800	$2,108,683

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year (d)	$1,400,029	$3,330,125	$1,506,155	$1,679,617

+ Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Year (e)	($211,127)	$755,887	($542,115)	$111,754

+ Fair Value of Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year (f)	$92,814	$0	$0	$0

+ Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year (g)	($60,119)	($99,424)	$713,393	($202,040)

- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year (h)	$0	$0	$0	$0

= Compensation Actually Paid	$2,955,006	$5,647,940	$3,818,733	$3,924,886
(a) Please see footnote 1 above for the NEOs included in the average for each indicated fiscal year.
(b) Represents average Total Compensation as reported in the Summary Compensation Table for the reported NEOs during the indicated fiscal year.
(c) Represents the average aggregate grant date fair value of the stock awards granted to the reported NEOs during the indicated fiscal year computed in accordance with FASB ASC 718.
(d) Represents the average aggregate fair value as of the indicated fiscal year-end
of the reported NEO’s outstanding and unvested stock awards granted during such fiscal year. PSU amounts were calculated based on the number of shares that would be awarded on a multi-year cycle if target ROIC and FCF objectives are met.
(e) Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards held by the reported NEOs as of the last day of the indicated fiscal year. PSU amounts were calculated based on the change in value of a target number of shares that would be achieved on a multi-year basis if target ROIC and FCF objectives are met.
(f) Represents the average aggregate fair value of vesting of stock awards that were granted to the reported NEOs and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(g) Represents the average aggregate change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock award held by the reported NEOs that was granted in a prior year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(h) Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported NEOs’ stock awards that were granted in a prior fiscal year and which
failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.
(5) Pursuant to rules of the SEC, the comparison assumes $100 was invested on July 31, 2020, in our Common Stock. Historic stock price performance is not necessarily indicative of future stock price performance.
(6) The TSR Peer Group consists of Winnebago Industries (“WGO”), LCI Industries (“LCII”), and The Shyft Group (“SHYF”), the same peer group historically utilized in the stock price performance graph of the Company’s Annual Report.
(7) For Fiscal Year 2024, Company Adjusted NBT continues to be viewed as the core driver of the Company’s performance and stockholder value creation. Company Adjusted NBT is a non-GAAP
financial measure. Please see Appendix A for a reconciliation of this non-GAAP
financial measure.

Company Selected Measure Name	Company Adjusted NBT
Named Executive Officers, Footnote
(1) Robert W. Martin served as the Company’s Principal Executive Officer (“PEO”) for the entirety of Fiscal Years 2021, 2022, 2023, and 2024. The Company’s other NEOs for the applicable years were as follows:

•	Fiscal Year 2024 – Colleen Zuhl, Todd Woelfer, Kenneth D. Julian, Trevor Q. Gasper, and Michele McDermott

•	Fiscal Year 2023 – Colleen Zuhl, Todd Woelfer, Kenneth D. Julian, and Trevor Q. Gasper

•	Fiscal Year 2022 – Colleen Zuhl, Todd Woelfer, Kenneth D. Julian, and Trevor Q. Gasper

•	Fiscal Year 2021 – Colleen Zuhl, Todd Woelfer, Kenneth D. Julian, and Josef Hjelmaker

Peer Group Issuers, Footnote
(6) The TSR Peer Group consists of Winnebago Industries (“WGO”), LCI Industries (“LCII”), and The Shyft Group (“SHYF”), the same peer group historically utilized in the stock price performance graph of the Company’s Annual Report.

PEO Total Compensation Amount	$ 10,574,521	$ 10,567,489	$ 15,866,718	$ 19,085,967
PEO Actually Paid Compensation Amount	$ 10,397,043	19,019,951	14,952,360	16,384,052
Adjustment To PEO Compensation, Footnote
(3) Amounts reported in this column represent the compensation actually paid, as defined by the SEC, to Mr. Martin as the Company’s PEO in the indicated fiscal years, as calculated in the table below:

PEO	2024	2023	2022	2021

Summary Compensation Table – Total Compensation (a)	$10,574,521	$10,567,489	$15,866,718	$19,085,967

- Grant Date Fair Value of Stock Awards Granted in Fiscal Year (b)	$5,657,619	$5,621,179	$7,391,246	$8,648,124

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year (c)	$6,308,962	$11,398,863	$6,057,340	$6,360,666

+ Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Year (d)	($1,141,663)	$3,077,766	($2,231,755)	$441,414

+ Fair Value of Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year (e)	$0	$0	$0	$0

+ Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year (f)	$312,842	($402,988)	$2,651,303	($855,871)

- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year (g)	$0	$0	$0	$0

= Compensation Actually Paid	$10,397,043	$19,019,951	$14,952,360	$16,384,052
(a) Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
(b) Represents the aggregate grant date fair value of the stock awards granted to Mr. Martin during the indicated fiscal year computed in accordance with FASB ASC 718.
(c) Represents the aggregate fair value as of the indicated fiscal year-end
of Mr. Martin’s outstanding and unvested stock awards granted during such fiscal year. PSU amounts were calculated based on the number of shares that would be awarded on a multi-year cycle if target ROIC and FCF objectives are met for the applicable multi-year cycle.

(d) Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards held by Mr. Martin as of the last day of the indicated fiscal year. PSU amounts were calculated based on the change in value of a target number of shares that would be achieved on a multi-year basis if target ROIC and FCF objectives are met.
(e) Represents the aggregate fair value of vesting of stock awards that were granted to Mr. Martin and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(f) Represents the aggregate change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock award held by Mr. Martin that was granted in a prior year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(g) Represents the aggregate fair value as of the last day of the prior fiscal year of Mr. Martin’s stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

Non-PEO NEO Average Total Compensation Amount	$ 3,038,549	3,432,237	4,173,100	4,444,238
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,955,006	5,647,940	3,818,733	3,924,886
Adjustment to Non-PEO NEO Compensation Footnote
(4) Amounts reported in this column represent the compensation actually paid to the Company’s NEOs other than Mr. Martin in the indicated fiscal year, based on the average total compensation for such NEOs reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown on the table below:

OTHER NEOs AVERAGE (a)	2024	2023	2022	2021

Summary Compensation Table – Total Compensation (b)	$3,038,549	$3,432,237	$4,173,100	$4,444,238

- Grant Date Fair Value of Stock Awards Granted in Fiscal Year (c)	$1,305,140	$1,770,885	$2,031,800	$2,108,683

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year (d)	$1,400,029	$3,330,125	$1,506,155	$1,679,617

+ Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Year (e)	($211,127)	$755,887	($542,115)	$111,754

+ Fair Value of Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year (f)	$92,814	$0	$0	$0

+ Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year (g)	($60,119)	($99,424)	$713,393	($202,040)

- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year (h)	$0	$0	$0	$0

= Compensation Actually Paid	$2,955,006	$5,647,940	$3,818,733	$3,924,886
(a) Please see footnote 1 above for the NEOs included in the average for each indicated fiscal year.
(b) Represents average Total Compensation as reported in the Summary Compensation Table for the reported NEOs during the indicated fiscal year.
(c) Represents the average aggregate grant date fair value of the stock awards granted to the reported NEOs during the indicated fiscal year computed in accordance with FASB ASC 718.
(d) Represents the average aggregate fair value as of the indicated fiscal year-end
of the reported NEO’s outstanding and unvested stock awards granted during such fiscal year. PSU amounts were calculated based on the number of shares that would be awarded on a multi-year cycle if target ROIC and FCF objectives are met.
(e) Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards held by the reported NEOs as of the last day of the indicated fiscal year. PSU amounts were calculated based on the change in value of a target number of shares that would be achieved on a multi-year basis if target ROIC and FCF objectives are met.
(f) Represents the average aggregate fair value of vesting of stock awards that were granted to the reported NEOs and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(g) Represents the average aggregate change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock award held by the reported NEOs that was granted in a prior year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(h) Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported NEOs’ stock awards that were granted in a prior fiscal year and which
failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
TABULAR LIST OF
COMPANY
PERFORMANCE MEASURES
For Fiscal Year 2024, Company Adjusted NBT is identified as the most important financial performance measure in linking “Compensation Actually Paid” to our performance. Company Adjusted NBT was the only performance measure used in determining MIP in Fiscal Year 2024 and was utilized in determining the RSU portion of our LTI. Per the table below, the other financial measure used in Fiscal Year 2024 in linking “Compensation Actually Paid” to our performance were
ROIC and FCF.

Most Important Measures

(1) Company Adjusted NBT

(2) ROIC

(3) FCF

(4) Non-financial ESG target related to employee culture and retention

Total Shareholder Return Amount	$ 100.36	107.17	76.59	105.45
Peer Group Total Shareholder Return Amount	110.39	118.08	114.5	129.51
Net Income (Loss)	$ 265,000,000	$ 374,000,000	$ 1,138,000,000	$ 660,000,000
Company Selected Measure Amount	335,000,000	518,000,000	1,512,000,000	834,000,000
PEO Name	Robert W. Martin
Measure:: 1
Pay vs Performance Disclosure
Name	Company Adjusted NBT
Non-GAAP Measure Description
(7) For Fiscal Year 2024, Company Adjusted NBT continues to be viewed as the core driver of the Company’s performance and stockholder value creation. Company Adjusted NBT is a non-GAAP
financial measure. Please see Appendix A for a reconciliation of this non-GAAP
financial measure.

Measure:: 2
Pay vs Performance Disclosure
Name	ROIC
Measure:: 3
Pay vs Performance Disclosure
Name	FCF
Measure:: 4
Pay vs Performance Disclosure
Name	Non-financial ESG target related to employee culture and retention
PEO | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,657,619)	$ (5,621,179)	$ (7,391,246)	$ (8,648,124)
PEO | Fair Value at Fiscal YearEnd of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,308,962	11,398,863	6,057,340	6,360,666
PEO | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,141,663)	3,077,766	(2,231,755)	441,414
PEO | Fair Value of Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	312,842	(402,988)	2,651,303	(855,871)
PEO | Fair Value as of Prior Fiscal YearEnd of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,305,140)	(1,770,885)	(2,031,800)	(2,108,683)
Non-PEO NEO | Fair Value at Fiscal YearEnd of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,400,029	3,330,125	1,506,155	1,679,617
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(211,127)	755,887	(542,115)	111,754
Non-PEO NEO | Fair Value of Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	92,814	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(60,119)	(99,424)	713,393	(202,040)
Non-PEO NEO | Fair Value as of Prior Fiscal YearEnd of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0